SHARE-BASED PAYMENTS - Weighted Average Fair Value (Details)	12 Months Ended
Dec. 31, 2020 R$ / shares
Share-based Payments
Fair value of options granted	R$ 4.04
Share price (in BRL per share)	18.05
Exercise price (in BRL per share)	R$ 18.05
Expected volatility	22.30%
Vesting year	5
Expected dividends	5.00%
Risk-free interest rate	6.80%